Loans Held-for-Investment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment, net	$ 7,713	$ 6,065
Current Fiscal Year End Date	--12-31
Total consumer loans
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment, net	$ 3,443	2,798
Residential first mortgage
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment, net	2,754	2,327
Home Equity
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment, net	664	443
Other
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment, net	25	28
Total commercial loans
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment, net	4,270	3,267
Commercial real estate
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment, net	1,932	1,261
Commercial real estate | Commercial Borrower
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment, net	307	244
Commercial and industrial
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment, net	1,196	769
Warehouse lending
Loans and Leases Receivable, Net Amount [Abstract]
Loans held-for-investment, net	$ 1,142	$ 1,237